Average Annual Total Returns - Retail - Vanguard Energy Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	MSCI ACWI Energy Index (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI Energy Index (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI Energy Index (reflects no deduction for fees or expenses) 10 Years	Spliced Energy Index (reflects no deduction for fees or expenses) 1 Year	Spliced Energy Index (reflects no deduction for fees or expenses) 5 Years	Spliced Energy Index (reflects no deduction for fees or expenses) 10 Years	MSCI ACWI Energy + Utilities Index (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI Energy + Utilities Index (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI Energy + Utilities Index (reflects no deduction for fees or expenses) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	(30.84%)	(2.29%)	(3.31%)	(31.56%)	(3.03%)	(4.18%)	(17.76%)	(1.60%)	(2.19%)	(30.79%)	(2.21%)	(3.24%)	(28.57%)	(0.97%)	(3.18%)	(34.83%)	(2.77%)	(4.06%)				20.79%	15.36%	13.74%